Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments, Period of Time to Provide Funding	45 days
Loans and Leases Receivable, Commitments to Purchase or Sell	$ 913,000	$ 4,000,000
Unused lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	173,300,000	163,800,000
Commitments for Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	4,500,000	3,000,000
Unused Credit Card Loan Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	10,700,000	8,000,000
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	970,000	3,300,000
Unused Construction Loan Commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	$ 22,700,000	$ 21,400,000